Account Receivables - Trade, Net	12 Months Ended
Dec. 31, 2019
Account Receivables - Trade, Net [Abstract]
ACCOUNT RECEIVABLES - TRADE, net
NOTE 5 -	ACCOUNT RECEIVABLES - TRADE, net

As of December 31, 2019 and 2018, the account receivables-trade balance comprises open accounts.

Also, as of December 31, 2019, the Company recorded a provision for doubtful accounts in an amount of $95 thousand and as of December 31, 2018, the Company did not record a provision for doubtful accounts. The Company has no customers that exceed their customary credit terms.

In addition, during 2019 and 2018 the Company recorded a debt write-off in an amount of $29 thousand and $74 thousand, respectively.